Operating segments (Tables)	12 Months Ended
Dec. 31, 2023
Operating Segments [Abstract]
Schedule of Geographical Areas
Revenues from continuing operations by geographic area, which are attributed to countries based on customer location for the years ended December 31, are as follows:

Revenues	2023	2022
United States	$25,702	$24,052
Germany	14,490	13,685
Canada	12,034	4,520
China	11,980	9,127
Poland	11,262	1,769
United Kingdom	8,178	7,967
Netherlands	4,812	103
France	3,307	6,903
Denmark	2,240	2,529
Belgium	2,089	3,430
India	2,034	656
Taiwan	1,381	640
Spain	857	763
Norway	779	591
Australia	51	3,711
Japan	76	541
Other countries	1,096	873
	$102,368	$81,860
Non-current assets by geographic area are as follows:

	December 31,	December 31,
Non-current assets	2023	2022
Canada	$186,109	$180,421
China	13,916	24,047
United States	8,600	6,791
Denmark	4,176	4,398
United Kingdom	—	2,913
	$212,801	$218,570